15. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.	COMMITMENTS AND CONTINGENCIES

In the United States, the Company leases approximately 2,100 square feet of office space in Boca Raton, Florida at the rate of $4,000 per month pursuant to a three-year lease which expires in October 2021. The Florida office space is the location of the Company’s corporate headquarters and administrative staff.

The Company’s animation operations leases portions of three floors aggregating approximately 28,800 square feet in the West Tower of the Philippine Stock Exchange Centre in Pasig City, Manila. The space is used for administration and production purposes. The Company pays approximately $24,000 per month in the aggregate for such space (which increases by approximately 5% annually). These leases expire in December 2022.

The Company’s web filtering operations lease approximately 1,400 square feet of office space in Norcross, Georgia. The Company pays approximately $2,100 per month pursuant to a five-year lease which expires in December 2023. The lease payment increases by approximately 3% annually.

15.	COMMITMENTS AND CONTINGENCIES

In the United States, the Company leases approximately 2,100 square feet of office space in Boca Raton, Florida at the rate of $4,000 per month pursuant to a three-year lease which expires in October 2021. The Florida office space is the location of the Company’s corporate headquarters and administrative staff.

The Company’s animation operations leases portions of three floors aggregating approximately 28,800 square feet in the West Tower of the Philippine Stock Exchange Centre in Pasig City, Manila. The space is used for administration and production purposes. The Company pays approximately $24,000 per month in the aggregate for such space (which increases by approximately 5% annually). These leases expire in December 2022.

The Company’s web filtering operations lease approximately 1,400 square feet of office space in Norcross, Georgia. The Company pays approximately $2,100 per month pursuant to a five-year lease which expires in December 2023. The lease payment increases by approximately 3% annually.

The future minimum payment obligations as of December 31, 2019, for operating leases are as follows:

2020	$352,888
2021	$367,636
2022	$335,659
2023	$28,588
2024	$–